MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
HELD TO MATURITY
Amortized Cost	$ 6,181	$ 8,678
Gross Unrealized Gains	13	138
Gross Unrealized Losses	(69)	(1)
Total	6,125	8,815
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
HELD TO MATURITY
Amortized Cost	114,899	128,201
Gross Unrealized Gains	1,260	1,076
Gross Unrealized Losses	(426)	(437)
Total	115,733	128,840
Mortgage-backed Securities, Issued by Private Enterprises [Member]
HELD TO MATURITY
Amortized Cost	958	1,120
Gross Unrealized Gains	153	221
Gross Unrealized Losses
Total	1,111	1,341
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	115,857	129,321
Gross Unrealized Gains	1,413	1,297
Gross Unrealized Losses	(426)	(437)
Total	$ 116,844	$ 130,181